DERIVATIVE INSTRUMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprehensive income (loss) from derivatives before reclassifications	$ 374	$ (367)	$ 1,292
Loss (gain) on derivatives (effective portion) recognized in income	$ (228)	$ 494	$ (2,595)
Operating Expense [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Operating expenses	Operating expenses
Other Comprehensive Income (Loss) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Other comprehensive income (loss)	Other comprehensive income (loss)